DEBT AND CREDIT AGREEMENTS - Narrative (Details) € in Millions										12 Months Ended
	Oct. 30, 2025 USD ($)	Oct. 29, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jul. 01, 2025 EUR (€)	May 30, 2025 USD ($)	Mar. 17, 2025 USD ($)	Aug. 01, 2024 USD ($)	Mar. 18, 2024 USD ($)	Mar. 01, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	May 07, 2025 USD ($) tranche	Aug. 12, 2024 USD ($)	Mar. 01, 2024 EUR (€)
Debt Instrument [Line Items]
Commercial paper and other short-term borrowings										$ 5,893,000,000	$ 4,273,000,000
Short-term debt, weighted average interest rate, at point in time										3.68%	4.22%
Payments for restructuring										$ 153,000,000	$ 189,000,000	$ 280,000,000
Solstice | Spinoff
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,000,000,000.0
Payments for restructuring	$ 1,500,000,000
Fixed Rate Term Loan Credit Agreement
Debt Instrument [Line Items]
Interest rate															4.37%
Debt instrument, face amount										1,000,000,000.0	1,000,000,000.0				$ 1,000,000,000.0
Debt instrument, make-whole premium, maximum percentage of principal amount															101.00%
Three Hundred Sixty Four Day Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Short term debt, maximum borrowing capacity						$ 3,000,000,000.0		$ 1,500,000,000
Debt instrument, term						364 days		364 days
Short-term line of credit										0
Seven Year Credit Agreement | Solstice
Debt Instrument [Line Items]
Proceeds from lines of credit		1,000,000,000.0
4.65% notes due 2027
Debt Instrument [Line Items]
Senior notes							$ 1,150,000,000			$ 1,150,000,000	1,150,000,000
Interest rate							4.65%			4.65%
4.70% notes due 2030
Debt Instrument [Line Items]
Senior notes							$ 1,000,000,000.0			$ 1,000,000,000	1,000,000,000
Interest rate							4.70%			4.70%
4.75% notes due 2032
Debt Instrument [Line Items]
Senior notes							$ 650,000,000			$ 650,000,000	650,000,000
Interest rate							4.75%			4.75%
5.00% notes due 2035
Debt Instrument [Line Items]
Senior notes							$ 700,000,000		$ 750,000,000	$ 1,450,000,000	1,450,000,000
Interest rate							5.00%		5.00%	5.00%						5.00%
Notes
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt							$ 3,500,000,000		$ 4,200,000,000
Payments of debt issuance costs							$ 20,000,000		44,000,000
4.875% notes due 2029
Debt Instrument [Line Items]
Senior notes									$ 500,000,000	$ 500,000,000	500,000,000
Interest rate									4.875%	4.875%						4.875%
4.95% notes due 2031
Debt Instrument [Line Items]
Senior notes									$ 500,000,000	$ 500,000,000	500,000,000
Interest rate									4.95%	4.95%						4.95%
5.25% notes due 2054
Debt Instrument [Line Items]
Senior notes									$ 1,750,000,000	$ 1,750,000,000	1,750,000,000
Interest rate									5.25%	5.25%						5.25%
5.35% notes due 2064
Debt Instrument [Line Items]
Senior notes									$ 650,000,000	$ 650,000,000	650,000,000
Interest rate									5.35%	5.35%						5.35%
3.375% euro notes due 2030
Debt Instrument [Line Items]
Senior notes										$ 881,000,000	779,000,000					€ 750
Interest rate									3.375%	3.375%						3.375%
3.75% euro notes due 2036
Debt Instrument [Line Items]
Senior notes										$ 881,000,000	$ 779,000,000					€ 750
Interest rate									3.75%	3.75%						3.75%
Euro Notes
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt									$ 1,600,000,000
Payments of debt issuance costs									$ 21,000,000
Line of Credit | Euro Term Loan Credit Agreement
Debt Instrument [Line Items]
Repayments of long- term debt			$ 230,000,000	€ 196
Line of Credit | Term Loan Agreement
Debt Instrument [Line Items]
Debt instrument, face amount														$ 6,000,000,000.0
Debt instrument, number of tranches | tranche														2
Line of Credit | Term Loan Agreement, Tranche A-1
Debt Instrument [Line Items]
Debt instrument, face amount										$ 2,750,000,000
Line of credit facility, maximum borrowing capacity														$ 4,000,000,000.0
Proceeds from long-term lines of credit					$ 4,000,000,000.0
Line of Credit | Term Loan Agreement, Tranche A-2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 2,000,000,000.0
Line of Credit | Five Year Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 4,000,000,000.0
Debt instrument, term								5 years
Line of credit facility, maximum borrowing capacity upon terms								$ 4,500,000,000
Long-term line of credit										$ 0
Line of Credit | Five Year Credit Agreement | Solstice | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,000,000,000.0
Debt instrument, term		5 years
Line of Credit | Seven Year Credit Agreement | Solstice | Secured Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,000,000,000.0
Debt instrument, term		7 years
Senior Notes | Notes 5.625% due 2033 | Solstice
Debt Instrument [Line Items]
Interest rate													5.625%
Debt instrument, face amount													$ 1,000,000,000.0